111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

March 3, 2021

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Emerging Markets Debt Local Currency Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 162 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 25, 2021.

Please call the undersigned at (617) 954-5655 or Nick Pirrotta at (617) 954-5846 with any questions you may have.

Very truly yours,

WILLIAM B. WILSON
William B. Wilson
Assistant Vice President and Counsel

WBW/mjy